Goodwill - Changes in goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 2,923	$ 2,923
Goodwill Disposed	(11)	0
Goodwill at end of period	$ 2,912	$ 2,923